THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCKS (93.1%)
BASIC INDUSTRIES (3.2%)
AGRICULTURE (0.4%)
Delta & Pine Land Co.............................         20,400   $     772,650
                                                                   -------------

CHEMICALS (1.3%)
Albemarle Corp...................................         76,000       1,415,500
General Chemical Group, Inc......................         12,300         209,100
Geon Co..........................................         38,100         847,725
                                                                   -------------
                                                                       2,472,325
                                                                   -------------
FOREST PRODUCTS & PAPER (0.9%)
Universal Forest Products, Inc...................         83,400       1,631,512
                                                                   -------------
METALS & MINING (0.6%)
Mueller Industries, Inc.+........................         50,600       1,154,312
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                      6,030,799
                                                                   -------------

CONSUMER GOODS & SERVICES (20.8%)
APPARELS & TEXTILES (0.2%)
Ashworth, Inc.+..................................         59,500         342,125
                                                                   -------------

BROADCASTING & PUBLISHING (2.7%)
Emmis Broadcasting Corp., Class A+...............         17,600         603,900
HA-LO Industries, Inc.+..........................         18,700         597,231
Hearst-Argyle Television, Inc.+..................         44,600       1,173,537
Journal Register Co.+............................         63,500       1,027,906
Univision Communications, Inc., Class A+.........         56,500       1,582,000
                                                                   -------------
                                                                       4,984,574
                                                                   -------------

EDUCATION (6.0%)
Advantage Learning Systems, Inc.+................         14,400         801,000
Bright Horizons Family Solutions, Inc.+..........         99,657       2,373,082
DeVry, Inc.+.....................................         48,200       1,271,275
Education Management Corp.+......................         74,300       3,389,937
ITT Educational Services, Inc.+..................         71,300       2,343,987
Sylvan Learning Systems, Inc.+...................         30,100         873,841
                                                                   -------------
                                                                      11,053,122
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (6.1%)
Action Performance Companies, Inc.+..............         57,100   $   2,082,366
Cinar Films Inc., Class B+.......................        124,200       2,778,975
Imax Corp.+......................................         35,400         966,862
MGM Grand, Inc.+.................................         13,200         339,075
Premier Parks, Inc.+.............................         51,000       1,383,375
ResortQuest International, Inc.+.................        103,900       1,363,687
Steiner Leisure Ltd.(i)+.........................         34,650         868,416
USA Networks, Inc.+..............................         50,999       1,611,250
                                                                   -------------
                                                                      11,394,006
                                                                   -------------

RESTAURANTS & HOTELS (0.6%)
Sun International Hotels Ltd.(i)+................         30,500       1,178,062
                                                                   -------------

RETAIL (5.2%)
Central Garden & Pet Co.+........................          8,600         138,406
Fingerhut Companies, Inc.........................        122,100       1,358,362
Hibbett Sporting Goods, Inc.+....................         24,300         760,894
Insight Enterprises, Inc.+.......................         67,050       2,828,672
Kenneth Cole Productions, Inc., Class A+.........         59,100       1,074,881
North Face Inc.+.................................         86,800       1,085,000
PETsMART, Inc.+..................................         63,400         544,844
School Specialty, Inc.+..........................         57,000         965,437
Steven Madden Ltd.(i)+...........................        143,300         949,362
                                                                   -------------
                                                                       9,705,858
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     38,657,747
                                                                   -------------

ENERGY (3.3%)
GAS EXPLORATION (1.6%)
Devon Energy Corp................................         78,200       2,575,712
Patterson Energy, Inc.+..........................          6,200          28,869
Tesoro Petroleum Corp.+..........................         25,800         343,462
                                                                   -------------
                                                                       2,948,043
                                                                   -------------

OIL-PRODUCTION (0.3%)
Valero Energy Corp...............................         29,200         613,200
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
OIL-SERVICES (1.4%)
National-Oilwell, Inc.+..........................         56,900   $     561,887
Smith International, Inc.+.......................         46,800       1,129,050
Transmontaigne Oil Co.+..........................         63,900         958,500
                                                                   -------------
                                                                       2,649,437
                                                                   -------------
  TOTAL ENERGY...................................                      6,210,680
                                                                   -------------

FINANCE (9.9%)
BANKING (4.5%)
Bank of Commerce.................................         33,300         490,134
Bank United Corp., Class A.......................         52,600       2,317,687
FNB Financial Services Corp......................         12,900         242,681
National Commerce Bancorporation.................        139,600       2,530,250
Silicon Valley Bancshares+.......................         18,700         462,825
Sun Bancorp, Inc.+...............................          7,100         143,331
TeleBanc Financial Corp.+........................         23,800         534,756
Webster Financial Corp...........................         59,100       1,643,719
                                                                   -------------
                                                                       8,365,383
                                                                   -------------

FINANCIAL SERVICES (3.4%)
Allied Capital Corp..............................         29,700         535,528
ARM Financial Group, Inc.........................         46,300         995,450
Federal Agricultural Mortgage Corp. , Class C+...         21,800         792,975
Financial Federal Corp.+.........................         78,600       2,107,462
Medallion Financial Corp.........................         79,400       1,223,256
Ocwen Financial Corp.+...........................         42,800         556,400
                                                                   -------------
                                                                       6,211,071
                                                                   -------------

INSURANCE (1.8%)
Nationwide Financial Services, Inc., Class A.....         35,200       1,694,000
RenaissanceRe Holdings Ltd.(i)...................         44,500       1,691,000
                                                                   -------------
                                                                       3,385,000
                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS (0.2%)
Innkeepers USA Trust.............................         17,300         191,381
Ocwen Asset Investment Corp......................         45,300         249,150
                                                                   -------------
                                                                         440,531
                                                                   -------------
  TOTAL FINANCE..................................                     18,401,985
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

HEALTHCARE (17.1%)
BIOTECHNOLOGY (6.4%)
Affymetrix, Inc.+................................         26,900   $     670,819
Applied Analytical Industries, Inc.+.............         70,200       1,272,375
ArQule, Inc.+....................................         34,900         210,491
Human Genome Sciences, Inc.+.....................         44,200       1,397,825
IDEC Pharmaceuticals Corp.+......................         84,700       2,853,331
Incyte Pharmaceuticals, Inc......................         26,500         831,437
Millennium Pharmaceuticals, Inc.+................        102,400       2,080,000
SangStat Medical Corp.+..........................         83,900       2,013,600
Synaptic Pharmaceutical Corp.+...................         42,300         600,131
                                                                   -------------
                                                                      11,930,009
                                                                   -------------

HEALTH SERVICES (2.7%)
Curative Health Services, Inc.+..................         40,100       1,150,369
IDX Systems Corp.+...............................          8,400         346,763
Kendle International, Inc.+......................         59,100       1,329,750
MedQuist, Inc.+..................................         47,200       1,441,075
Professional Detailing, Inc.+....................         14,300         333,369
Superior Consultant Holdings Corp.+..............          9,500         349,125
                                                                   -------------
                                                                       4,950,451
                                                                   -------------

MEDICAL SUPPLIES (3.6%)
Closure Medical Corp.+...........................         72,800       1,692,600
Focal, Inc.+.....................................         48,400         403,838
IDEXX Laboratories, Inc.+........................         69,800       1,806,075
Sabratek Corp.+..................................         57,000         960,094
Ventana Medical Systems, Inc.+...................         74,800       1,624,563
Vysis, Inc.+.....................................         29,400         190,181
                                                                   -------------
                                                                       6,677,351
                                                                   -------------

PHARMACEUTICALS (4.4%)
Algos Pharmaceutical Corp.+......................         60,700       1,638,900
Andrx Corp.+.....................................         23,500         925,313
AXYS Pharmaceuticals, Inc.+......................        177,000       1,001,156
Ligand Pharmaceuticals, Class B+.................        103,200       1,035,225
PathoGenesis Corp.+..............................         54,300       2,613,188
U.S. Bioscience, Inc.+...........................        114,000         862,125
                                                                   -------------
                                                                       8,075,907
                                                                   -------------
  TOTAL HEALTHCARE...............................                     31,633,718
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (4.8%)
COMMERCIAL SERVICES (2.5%)
Administaff, Inc.+...............................         47,100   $   1,274,644
On Assignment, Inc.+.............................         25,000         890,625
Provant, Inc.+...................................         94,100       1,837,891
Snyder Communication, Inc.+......................         19,900         707,694
                                                                   -------------
                                                                       4,710,854
                                                                   -------------
PACKAGING & CONTAINERS (2.3%)
Ivex Packaging Corp.+............................        103,100       2,010,450
Schawk, Inc., Class A............................        152,700       2,195,063
                                                                   -------------
                                                                       4,205,513
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                      8,916,367
                                                                   -------------

TECHNOLOGY (27.4%)
AEROSPACE (2.6%)
Alliant Techsystems, Inc.+.......................          9,800         746,638
L-3 Communications Holdings, Inc.+...............         45,900       2,140,088
Orbital Sciences Corp.+..........................         50,500       1,931,625
                                                                   -------------
                                                                       4,818,351
                                                                   -------------

COMPUTER PERIPHERALS (2.6%)
HMT Technology Corp.+............................        135,700       1,547,828
Hutchinson Technology, Inc.+.....................         25,100         777,316
Maxtor Corp.+....................................        108,600       1,506,825
Radiant Systems, Inc.+...........................         85,700         605,256
SCM Microsystems, Inc.+..........................          6,400         381,800
                                                                   -------------
                                                                       4,819,025
                                                                   -------------

COMPUTER SOFTWARE (7.3%)
Aspect Development, Inc.+........................          3,300         110,653
Aspen Technologies, Inc.+........................         55,600         776,663
BroadVision, Inc.+...............................         31,100         829,009
Concord Communications, Inc.+....................         19,900         881,197
HNC Software, Inc.+..............................         50,200       1,658,169
Informix Corp.+..................................         77,900         419,930
Legato Systems, Inc.+............................         16,100         769,278
Macromedia, Inc.+................................         61,500       1,716,234
MAPICS, Inc.+....................................        153,300       2,931,863
MicroStrategy, Inc.+.............................         33,100         742,681
New Era of Networks, Inc.+.......................          5,800         428,838
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMPUTER SOFTWARE (CONTINUED)

TSI International Software Ltd.(i)+..............         32,600   $   1,201,106
Visio Corp.+.....................................         33,200       1,172,375
                                                                   -------------
                                                                      13,637,996
                                                                   -------------

COMPUTER SYSTEMS (0.5%)
Avid Technology, Inc.+...........................         37,000         882,219
                                                                   -------------

INFORMATION PROCESSING (7.2%)
Aris Corp.+......................................         43,200         706,050
CNET, Inc.+......................................         10,300         543,647
Computer Literacy, Inc.+.........................          4,100          65,856
Condor Technology Solutions, Inc.+...............         86,400         842,400
CSG Systems International, Inc.+.................         23,500       1,479,031
Diamond Technology Partners, Inc., Class A+......         81,200       1,131,725
Exodus Communications, Inc.+.....................         44,400       1,495,725
Getty Images, Inc.+..............................         51,300         875,306
Metro One Telecommunications, Inc.+..............         33,400         376,794
Pegasus Systems, Inc.+...........................        128,300       2,814,581
Profit Recovery Group International, Inc.+.......         85,300       2,873,544
theglobe.com, Inc.+..............................          2,200          77,138
                                                                   -------------
                                                                      13,281,797
                                                                   -------------

SEMICONDUCTORS (5.2%)
Applied Mircro Circuits Corp.+...................         23,200         777,925
ATMI, Inc.+......................................        104,400       1,986,863
Cognex Corp.+....................................         18,600         306,319
Cypress Semiconductor Corp.+.....................         44,900         457,419
Exar Corp.+......................................         29,300         512,750
Integrated Device Technology, Inc.+..............        119,400         705,206
Intevac, Inc.+...................................        100,800         806,400
SIPEX Corp.+.....................................         92,500       3,000,469
Veeco Instruments, Inc.+.........................         28,300       1,036,488
                                                                   -------------
                                                                       9,589,839
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TELECOMMUNICATIONS-EQUIPMENT (2.0%)
ACT Networks, Inc.+..............................         37,400   $     377,506
Davox Corp.+.....................................          7,200          51,525
Excel Switching Corp.+...........................         75,200       1,959,900
Glenayre Technologies, Inc.+.....................         91,400         568,394
PairGain Technologies, Inc.+.....................         49,300         500,703
Tekelec+.........................................         11,600         179,800
                                                                   -------------
                                                                       3,637,828
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     50,667,055
                                                                   -------------

TELECOMMUNICATIONS (3.4%)
TELECOMMUNICATION SERVICES (3.4%)
Allegiance Telecom, Inc.+........................          9,000         119,813
Concentric Network Corp.+........................         57,600       1,638,000
Global Crossing Ltd.(i)+.........................         33,500       1,270,906
Paging Network, Inc.+............................        160,500         988,078
Premiere Technologies, Inc.+.....................          8,900          44,223
RCN Corp.+.......................................         13,000         223,438
SkyTel Communications, Inc.+.....................         65,500       1,363,219
Teligent, Inc., Class A+.........................         21,800         686,700
                                                                   -------------
  TOTAL TELECOMMUNICATIONS.......................                      6,334,377
                                                                   -------------
UTILITIES (3.2%)
NATURAL GAS (0.3%)
Atmos Energy Corp................................          6,700         205,188
MarkWest Hydrocarbon, Inc.+......................         28,800         260,100
                                                                   -------------
                                                                         465,288
                                                                   -------------
TELEPHONE (2.9%)
Intermedia Communications, Inc.+.................         73,100       1,263,259
MetroNet Communications Corp., Class B+..........         80,500       2,130,734
NEXTLINK Communications, Inc., Class A+..........         63,000       1,913,625
                                                                   -------------
                                                                       5,307,618
                                                                   -------------
  TOTAL UTILITIES................................                      5,772,906
                                                                   -------------
  TOTAL COMMON STOCKS (COST $167,778,190)........                    172,625,634
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

CONVERTIBLE PREFERRED STOCKS (0.3%)
ENERGY (0.2%)
GAS EXPLORATION (0.2%)
Tesoro Petroleum Corp............................         24,500   $     350,656
                                                                   -------------

CONSUMER GOODS & SERVICES (0.1%)
ENTERTAINMENT, LEISURE & MEDIA (0.1%)
Metromedia International Group, Inc..............          6,900         174,225
                                                                   -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $766,387).....................................                        524,881
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
FIXED INCOME SECURITIES (0.4%)
TECHNOLOGY (0.4%)
COMPUTER SOFTWARE (0.4%)
HNC Software Inc., 4.75% due 03/01/03............  $     225,000         220,500
Quadramed Corp., 144A, 5.25% due 05/01/05........        500,000         471,874
                                                                   -------------
                                                                         692,374
                                                                   -------------
  TOTAL TECHNOLOGY...............................                        692,374
                                                                   -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $725,000).....................................                        692,374
                                                                   -------------

SHORT-TERM INVESTMENTS (5.3%)
OTHER INVESTMENT COMPANIES (2.6%)
Seven Seas Money Market Fund.....................      4,815,924       4,815,924
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
U.S. TREASURY OBLIGATIONS (2.7%)
U.S. Treasury Bills, 4.420%(y) due 02/04/99......  $   4,985,000   $   4,945,397
                                                                   -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $9,761,321)...................................                      9,761,321
                                                                   -------------
TOTAL INVESTMENTS (COST $179,030,898) (99.1%)...................
                                                                     183,604,210
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)....................
                                                                       1,755,657
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 185,359,867
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $180,950,904 for federal income tax purposes at November 30, 1998, the aggregate gross unrealized appreciation and depreciation was $22,034,763 and $19,381,457, respectively, resulting in net unrealized appreciation of $2,653,306.

+ Non-income producing security.

(i) Foreign security.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $179,030,898 )          $183,604,210
Receivable for Investments Sold                       2,603,416
Dividends Receivable                                     33,023
Interest Receivable                                      20,046
Deferred Organization Expenses                            6,373
Prepaid Trustees' Fees                                      173
Prepaid Expenses and Other Assets                         1,419
                                                   ------------
    Total Assets                                    186,268,660
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       752,069
Advisory Fee Payable                                     89,646
Custody Fee Payable                                      44,385
Organization Expenses Payable                             9,000
Administrative Services Fee Payable                       4,157
Administration Fee Payable                                  238
Fund Services Fee Payable                                   167
Accrued Expenses                                          9,131
                                                   ------------
    Total Liabilities                                   908,793
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $185,359,867
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                  $    332,518
Interest Income                                                       378,017
                                                                 ------------
    Investment Income                                                 710,535
EXPENSES
Advisory Fee                                       $   545,533
Custodian Fees and Expenses                             66,951
Administrative Services Fee                             25,762
Professional Fees and Expenses                          21,537
Printing Expenses                                        3,594
Fund Services Fee                                        2,487
Administration Fee                                       1,588
Trustees' Fees and Expenses                              1,316
Amortization of Organization Expenses                      902
Insurance Expense                                          139
Miscellaneous                                              501
                                                   -----------
    Total Expenses                                                    670,310
                                                                 ------------
NET INVESTMENT INCOME                                                  40,225
NET REALIZED LOSS ON INVESTMENTS                                  (20,622,251)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                      (2,945,598)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(23,527,624)
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                      FOR THE SIX         JUNE 16, 1997
                                                     MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $         40,225    $          (36,198)
Net Realized Gain (Loss) on Investments                 (20,622,251)            4,883,980
Net Change in Unrealized Appreciation of
  Investments                                            (2,945,598)            7,518,910
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (23,527,624)           12,366,692
                                                   -----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            74,285,689           206,272,601
Withdrawals                                             (53,977,113)          (30,060,378)
                                                   -----------------   -------------------
    Net Increase from Investors' Transactions            20,308,576           176,212,223
                                                   -----------------   -------------------
    Total Increase (Decrease) in Net Assets              (3,219,048)          188,578,915
NET ASSETS
Beginning of Period                                     188,578,915                    --
                                                   -----------------   -------------------
End of Period                                      $    185,359,867    $      188,578,915
                                                   -----------------   -------------------
                                                   -----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                        FOR THE           JUNE 16, 1997
                                                   SIX MONTHS ENDED     (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.74%(a)               0.84%(a)
  Net Investment Income (Loss)                                 0.04%(a)              (0.04)%(a)
  Expenses without Reimbursement                                 --                  0.84%(a)(b)
Portfolio Turnover                                               46%                   73%

------------------------
(a) Annualized.

(b) Reimbursement was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,000. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Co. Inc. ("J.P. Morgan"), has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $545,533.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $1,588.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $25,762.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,487 for the six months ended November 30, 1998.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

COST OF         PROCEEDS
  PURCHASES    FROM SALES
------------   -----------
$103,526,438   $77,270,105

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.